UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------
Check here if Amendment [   ]; Amendment Number:
                                                  -----
  This  Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SRS Investment Management, LLC
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Address:   1 Bryant Park, 39th Floor
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           New York, New York 10036
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           --------------------------------------------------
Form 13F File Number:     028-14298
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karthik R. Sarma
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Title:     Managing Member
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Phone:     (212) 520-7907
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Signature, Place, and Date of Signing:

        /s/ Karthik R. Sarma             New York, NY           5/15/13
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                               -------------
Form 13F Information Table Entry Total:          16
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Form 13F Information Table Value Total:        $ 1,193,329
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                                                (thousands)


List of Other Included Managers: none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALLISON TRANSMISSION HLDGS I COM            01973R101   14,306    595,831 SH       SOLE                   595,831      0    0
APPLE INC                    COM            037833100   44,266    100,000 SH  CALL SOLE                         -      0    0
AVIS BUDGET GROUP            COM            053774105  278,300 10,000,000 SH       SOLE                10,000,000      0    0
EQUINIX INC                  COM NEW        29444U502   32,447    150,000 SH       SOLE                   150,000      0    0
EXPRESS SCRIPTS HLDG CO      COM            30219G108   20,167    350,000 SH       SOLE                   350,000      0    0
FLEXTRONICS INTL LTD         ORD            Y2573F102   78,409 11,598,991 SH       SOLE                11,598,991      0    0
GENPACT LIMITED              SHS            G3922B107   56,178  3,088,400 SH       SOLE                 3,088,400      0    0
GOOGLE INC                   CL A           38259P508   55,593     70,000 SH       SOLE                    70,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105  178,080  8,000,000 SH       SOLE                 8,000,000      0    0
INTERXION HOLDING N.V        SHS            N47279109    9,446    390,000 SH       SOLE                   390,000      0    0
NIELSEN HOLDINGS N V         COM            N63218106   57,649  1,609,400 SH       SOLE                 1,609,400      0    0
QIHOO 360 TECHNOLOGY CO LTD  ADS            74734M109  130,372  4,400,000 SH       SOLE                 4,400,000      0    0
QLIK TECHNOLOGIES INC        COM            74733T105  122,181  4,730,183 SH       SOLE                 4,730,183      0    0
REALPAGE INC                 COM            75606N109   31,065  1,500,000 SH       SOLE                 1,500,000      0    0
SENSATA TECHNOLOGIES HLDG BV SHS            N7902X106   49,305  1,500,000 SH       SOLE                 1,500,000      0    0
YELP INC                     CL A           985817105   35,565  1,500,000 SH       SOLE                 1,500,000      0    0

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